Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Trade and other payables
18 Trade and other payables
Trade and other payables are comprised of the following:

	As of December 31,
In thousands of USD	2024	2025
Trade payables	15,686	26,002
Invoices not yet received	11,765	18,375
Accrued employee benefit costs	7,778	7,288
Share-based compensation - Cash settled payable	273	807
Trade Deposits	649	710
Sundry accruals	8,156	4,778
Trade and Other Payables	44,307	57,960
Current	44,301	57,954
Non-current	6	6
Terms and conditions of the above financial liabilities:
•Trade payables are non-interest bearing and are normally settled on 0-90 day terms
•Other payables are non-interest bearing and have an average term of 1-2 months
•For terms and conditions with related parties, refer to Note 31.
•For explanations on the Group’s financial risk management processes, refer to Note 33.
Sundry accruals relate principally to audit, IT, consulting and marketing.